Shareholders' Equity - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended
	Jun. 26, 2024 EUR (€) € / shares	Jun. 30, 2024 EUR (€) vote € / shares shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of reserves within equity [line items]
Total equity		€ 914,205	€ 814,919	€ 900,896	€ 732,321
Par value per share (in EUR per share) | € / shares		€ 0.02		€ 0.02
Special voting share		1
Dividends paid per ordinary share (in EUR per share) | € / shares	€ 0.12
Dividends		€ 31,651	31,099
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares		302,704,726		302,704,726
Number of votes per share | vote		1
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares		154,981,350		154,981,350
Share holding period for conversion		2 years
Number of votes per share | vote		1
Special Voting Shares B
Disclosure of reserves within equity [line items]
Share holding period for conversion		5 years
Number of votes per share | vote		4
Special Voting Shares C
Disclosure of reserves within equity [line items]
Share holding period for conversion		10 years
Number of votes per share | vote		9
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares		50,288,247		52,394,463
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares				52,394,463
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves		€ 92,788		€ 162,066		€ 162,066
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves		21,459		21,459
Share capital
Disclosure of reserves within equity [line items]
Total equity		9,154	6,054	9,154	5,939
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Total equity		(419,070)	(436,622)	(436,622)	(451,174)
Retained earnings
Disclosure of reserves within equity [line items]
Total equity		619,500	543,295	€ 618,853	€ 528,320
Dividends	€ 30,000	€ 30,207	€ 25,031